Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Relationships With Related Parties

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025 and 2024:

Name of related parties	Relationship with the Company
BUBI Services Limited	Controlling shareholder of the Company
Nana CHAN	Shareholder of BUUU
Poon Wai Kwong (“Mr. Poon”)	Shareholder of BUUU
Cheung Suk Ling (“Ms. Cheung”)	Spouse of Mr. Poon and director of BU Creation and BU Workshop until August 16, 2023
Li Sze Ho	Minority shareholder of BU Workshop
Excellent Prospect Investment Holding Limited	Shareholder of BUUU

Schedule of Amount Due from Related Parties

Amounts due from related parties:

		As of June 30,
		2025	2024
Nana CHAN	(a)	$—	$570,697
Wai Kwong POON	(b)	—	150,802
Sze Ho LI	(a)	—	13,446
BUBI Services Limited	(d)	—	50,222
		$—	$785,167

(a)	Amounts due from Nana CHAN (“Ms. Chan”) and Sze Ho LI (“Mr. Li”) represent expense paid on behalf of Ms. Chan and Mr. Li, respectively. The amounts were unsecured, non-interest bearing and due on demand. Ms. Chan and Mr. Li had fully repaid the outstanding balance on November 15, 2024 and October 30, 2024 respectively.

(b)	Amounts due from Wai Kwong POON (“Mr. Poon”) represent expense paid on behalf of Mr. Poon. The amounts were unsecured, non-interest bearing and due on demand. Mr. Poon had fully repaid the outstanding balance on November 25, 2024.

(c)	Amount due from Yiu Cho CHUNG represents expense paid on behalf of Yiu Cho CHUNG. Yiu Cho CHUNG was no longer a related party upon the completion of the disposal of BU Production on September 23, 2023. Yiu Cho CHUNG had fully repaid the outstanding balance during the year ended June 30, 2024.